Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal income tax benefit attributable to:
Current operations			$ 298,830	$ 366,510
Less: valuation allowance			(298,830)	(366,510)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0